Share Capital - Schedule of Classes of Share Capital (Parenthetical) (Details) - $ / shares	Jun. 30, 2026	Jun. 30, 2025
Disclosure of classes of share capital [abstract]
Par value per share	$ 0.000083	$ 0.000083
Number of shares authorized	4,800,000,000	4,800,000,000